Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Net change in non-cash working capital items:
Inventory	$ (3,241)	$ (4,512)
Prepaid expenses and other assets	(664)	(1,082)
Taxes recoverable	(761)	(940)
Taxes payable	358	2,353
Accounts payable and accrued liabilities	(3,224)	2,351
Amounts receivable	7,898	(1,452)
Amounts due to related parties	(16)	(192)
Net change in non-cash working capital	350	(3,474)
Other supplementary information
Interest paid	387	240
Taxes paid	16,364	5,133
Equipment acquired under finance leases and equipment loans	16,751	5,373
Non-cash investing and financing activities
Transfer of share-based payments reserve upon vesting of RSUs	1,347	1,008
Transfer of share-based payments reserve upon exercise of stock options	4,815	3,165
Equipment acquired under finance leases and equipment loans	4,843	3,915
Non-cash investing and financing activities	$ 11,005	$ 8,088